Fixed assets - Other intangible assets - Net book value reconciliation - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Net book value of other intangible assets - in the opening balance	€ 14,946	€ 14,940
Acquisitions of other intangible assets	2,365	2,678	€ 2,842
Impact of changes in the scope of consolidation	208	35	(888)
Disposals	(7)	(5)	(4)
Depreciation and amortization	(2,332)	(2,418)	(2,363)
Impairment	(48)	(33)	(40)
Translation adjustment	(69)	(245)	92
Reclassifications and other items	35	(7)	165
Net book value of other intangible assets - in the closing balance	15,098	14,946	14,940
Telecommunications licenses
Disclosure of detailed information about intangible assets [line items]
Net book value of other intangible assets - in the opening balance	6,869	6,691
Acquisitions of other intangible assets	721	1,060	926
Depreciation and amortization	(629)	(649)	(633)
Net book value of other intangible assets - in the closing balance	€ 6,878	€ 6,869	€ 6,691